Pro Forma Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Pro Forma Financial Information [Abstract]
Schedule of Pro Forma Information

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
Revenues	$97,440	$94,200	$266,092	$238,646
Income before tax expense	6,722	8,411	22,607	22,288
Tax expense	2,580	2,944	8,059	7,801
Consolidated net income of Century Communities, Inc.	4,142	5,467	14,548	14,487
Less: Net income attributable to the noncontrolling interest	—	—	—	(52)
Less: Undistributed earnings allocated to participating securities	(70)	(43)	(224)	(106)
Numerator for basic and diluted pro forma EPS	$4,072	$5,424	$14,324	$14,329
Pro forma weighted average shares	21,113,708	17,075,000	18,635,986	11,457,692
Pro forma basic and diluted EPS	$0.19	$0.32	$0.77	$1.25

	Year Ended December 31,
	2013	2012
Pro forma income before taxes	$18,746	$8,289
Pro forma tax expense	(6,561)	(2,901)
Pro forma net income	12,185	5,388
Less: Net income attributable to the non-controlling interest	(52)	(1,301)
Less: Undistributed earnings allocated to participating securities	(102)	—
Numerator for basic and diluted pro forma EPS	$12,031	$4,087
Pro forma weighted average shares	12,873,562	5,000,000
Pro forma basic and diluted EPS	$0.93	$0.82